Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2019 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	34,959,599
Outstanding (number of units), Granted	15,701,372
Outstanding (number of units), Vested	(19,041,605)
Outstanding (number of units), Forfeited	(582,808)
Outstanding (number of units), Ending	31,036,558
Stock price
Stock price, Beginning | ¥ / shares	¥ 568
Stock price, Granted | ¥ / shares	583	[1]
Stock price, Vested | ¥ / shares	603	[2]
Stock price, Ending | ¥ / shares	¥ 389	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	21,186,475
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(11,639,940)
Outstanding (number of units), Forfeited	(786,096)
Outstanding (number of units), Ending	8,760,439
Stock price
Stock price, Beginning | ¥ / shares	¥ 607
Stock price, Granted | ¥ / shares		[1]
Stock price, Vested | ¥ / shares	540	[2]
Stock price, Ending | ¥ / shares	¥ 603	[3]

[1]	Weighted-average price of the Company's common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company's common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company's common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2019.